Organization - Additional Information (Detail)															1 Months Ended	3 Months Ended				9 Months Ended	12 Months Ended
	Dec. 06, 2022 $ / shares	Jun. 01, 2022 ft² RealEstateVenture State StorageFacility StorageUnit shares	Apr. 19, 2022 USD ($)	Dec. 30, 2021 StorageFacility	Oct. 07, 2021 USD ($)	Mar. 17, 2021 StorageFacility shares	Mar. 17, 2021 StorageFacility	Mar. 17, 2021 StorageFacility StorageUnit	Mar. 17, 2021 RealEstateVenture StorageFacility	Mar. 17, 2021 USD ($) StorageFacility	Mar. 17, 2021 StorageFacility REALESTATEVENTURE	Nov. 10, 2020 State REALESTATEVENTURE StorageFacility	Jan. 31, 2014 USD ($)	Aug. 02, 2013 USD ($)	Jan. 31, 2017 USD ($) shares	Sep. 30, 2023 USD ($) ft² REALESTATEVENTURE State shares	Jun. 30, 2023 shares	Jun. 30, 2022 shares	Mar. 31, 2022 shares	Sep. 30, 2023 USD ($) ft² Property StorageFacility REALESTATEVENTURE StorageUnit State shares	Dec. 31, 2022 USD ($) ft² Property StorageUnit REALESTATEVENTURE StorageFacility State shares		Dec. 31, 2021 shares	Dec. 31, 2020 shares	Mar. 17, 2021 State	Mar. 17, 2021 ft²	Mar. 17, 2021	Mar. 17, 2021 USD ($)	Mar. 17, 2021 STORAGEPROPERTY	Nov. 30, 2016 USD ($) shares
Organization And Nature Of Operations [Line Items]
Date of formation of company																				Jan. 08, 2013	Jan. 08, 2013
Number of self storage facilities | StorageFacility				2																154	153
Number of states located for self storage facilities | State																19				19	19
Shares issuable pursuant to distribution reinvestment plan													$ 95,000,000
Advisor, SS Toronto REIT Advisors, Inc., and SS Growth Advisor, LLC.
Organization And Nature Of Operations [Line Items]
Interests																88.30%				88.30%	88.40%
SAM and Affiliates
Organization And Nature Of Operations [Line Items]
Percentage of limited partnership interests owned by noncontrolling owners																11.70%				11.70%	11.60%
Strategic Storage Operating Partnership II, L.P.
Organization And Nature Of Operations [Line Items]
Date of formation of company																					Jan. 09, 2013
Advisor purchased a limited partnership interest in Operating Partnership														$ 200,000
Initial capital contribution														$ 1,000
Distribution Reinvestment Plan
Organization And Nature Of Operations [Line Items]
Common stock, value authorize																														$ 100,900,000
Common Stock, shares authorize | shares																														100,900,000
Description for termination of offering																				The DRP Offering may be terminated at any time upon 10 days’ prior written notice to stockholders.	The DRP Offering may be terminated at any time upon 10 days’ prior written notice to stockholders.
Primary Offering
Organization And Nature Of Operations [Line Items]
Initial public offering commenced period description																				We commenced our initial public offering in January 2014	We commenced our initial public offering in January 2014
Maximum | Primary Offering
Organization And Nature Of Operations [Line Items]
Common stock, value authorize													$ 1,000,000,000
Key Bank [Member]
Organization And Nature Of Operations [Line Items]
Outstanding balance on credit facility																												$ 500,000,000
Proceeds from line of credit										$ 451,000,000
Credit Facility Revolver
Organization And Nature Of Operations [Line Items]
Credit facility, increased commitment					$ 200,000,000
Credit facility, aggregate commitment					450,000,000											$ 450,000,000				$ 450,000,000	$ 450,000,000
Credit Facility Revolver | Key Bank [Member]
Organization And Nature Of Operations [Line Items]
Outstanding balance on credit facility																												250,000,000
Credit facility, aggregate commitment					700,000,000
Credit Facility Revolver | Key Bank [Member] | Minimum
Organization And Nature Of Operations [Line Items]
Credit facility, increased commitment					200,000,000
Credit Facility Revolver | Key Bank [Member] | Maximum
Organization And Nature Of Operations [Line Items]
Credit facility, increased commitment					$ 450,000,000
Credit Facility Term Loan
Organization And Nature Of Operations [Line Items]
Credit facility, aggregate commitment																$ 250,000,000				$ 250,000,000	$ 250,000,000
Credit Facility Term Loan | Key Bank [Member]
Organization And Nature Of Operations [Line Items]
Outstanding balance on credit facility																												$ 250,000,000
2032 Private Placement Notes
Organization And Nature Of Operations [Line Items]
Debt instrument, maturity date			Apr. 19, 2032																	Apr. 19, 2032	Apr. 19, 2032	[1]
Class A Common stock
Organization And Nature Of Operations [Line Items]
Common Stock, shares authorize | shares																350,000,000				350,000,000	350,000,000		350,000,000
Estimated value per common share | $ / shares	$ 15.21
Class A Common stock | Distribution Reinvestment Plan
Organization And Nature Of Operations [Line Items]
Stock Issued During Period, Shares, Dividend Reinvestment Plan | shares																				7,900,000
Class A Common stock | Common Stock
Organization And Nature Of Operations [Line Items]
Issuance of common stock in connection with SST IV Merger (in shares) | shares																		11,542,062			11,542,062		23,137,540
Stock Issued During Period, Shares, Dividend Reinvestment Plan | shares																348,984	353,648		313,658		313,658		1,541,585	1,318,605
Class A Common stock | Common Stock | Distribution Reinvestment Plan
Organization And Nature Of Operations [Line Items]
Gross proceeds from issuance of common stock																					$ 77,800,000
Number of common stock issued | shares																					7,200,000
Class A Common stock | Common Stock | Primary Offering
Organization And Nature Of Operations [Line Items]
Number of shares issued in offering | shares															48,000,000
Gross proceeds from issuance of common stock															$ 493,000,000
Class A Common stock | 2032 Private Placement Notes
Organization And Nature Of Operations [Line Items]
Debt issued			$ 150,000,000
Debt Instrument Fixed Rate			4.53%
Class T Common stock
Organization And Nature Of Operations [Line Items]
Common Stock, shares authorize | shares																350,000,000				350,000,000	350,000,000		350,000,000
Estimated value per common share | $ / shares	$ 15.21
Class T Common stock | Distribution Reinvestment Plan
Organization And Nature Of Operations [Line Items]
Stock Issued During Period, Shares, Dividend Reinvestment Plan | shares																				1,100,000
Class T Common stock | Common Stock
Organization And Nature Of Operations [Line Items]
Stock Issued During Period, Shares, Dividend Reinvestment Plan | shares																39,233	38,871		34,048		34,048		182,445	204,018
Class T Common stock | Common Stock | Distribution Reinvestment Plan
Organization And Nature Of Operations [Line Items]
Gross proceeds from issuance of common stock																					$ 11,100,000
Number of common stock issued | shares																					1,000,000
Class T Common stock | Common Stock | Primary Offering
Organization And Nature Of Operations [Line Items]
Number of shares issued in offering | shares															7,000,000
Gross proceeds from issuance of common stock															$ 73,000,000
Canada
Organization And Nature Of Operations [Line Items]
Number of self storage units | RealEstateVenture		7,740
SSGT II Merger Agreement
Organization And Nature Of Operations [Line Items]
Number of self storage facilities | StorageFacility		10
Number of states located for self storage facilities | State		7
Number of self storage units | StorageUnit		7,740
Net rentable area, primarily self storage space | ft²		853,900
Percentage of membership interest		50.00%
Number of unconsolidated real estate ventures | RealEstateVenture		3
Number of operating self storage facilities | Property																					1
SSGT II Merger Agreement | Class A Common stock
Organization And Nature Of Operations [Line Items]
Issuance of common stock in connection with SST IV Merger (in shares) | shares		11,500,000
Number of shares exchanged in connection with merger | shares		12,700,000
SSGT II Merger Agreement | Canada
Organization And Nature Of Operations [Line Items]
Number of operating self storage facilities | REALESTATEVENTURE																2				2	1
Number of parcels of land being developed into self storage facilities | REALESTATEVENTURE																1				1	2
SST IV Merger Agreement
Organization And Nature Of Operations [Line Items]
Number of self storage facilities | StorageFacility							24
Number of states located for self storage facilities | State																									9
Number of self storage units | StorageUnit								18,000
Net rentable area, primarily self storage space | ft²																										2,000,000
Percentage of membership interest																											50.00%
Number of operating self storage facilities | Property																					2
SST IV Merger Agreement | SST IV Common Stock
Organization And Nature Of Operations [Line Items]
Number of shares exchanged in connection with merger | shares						10,600,000
SST IV Merger Agreement | Class A Common stock
Organization And Nature Of Operations [Line Items]
Issuance of common stock in connection with SST IV Merger (in shares) | shares						23,100,000
SST IV Merger Agreement | Canada
Organization And Nature Of Operations [Line Items]
Number of self storage facilities | StorageFacility												24
Number of states located for self storage facilities | State												9
Number of unconsolidated real estate ventures									6		6
Number of operating self storage facilities						3	3	3	3	3	3	3									5								3
Number of parcels of land being developed into self storage facilities						3	3	3	3	3	3	3									1								3
Managed REITS
Organization And Nature Of Operations [Line Items]
Number of properties owned by Managed REITs which is operated by the company | Property																				31	19
Number of self storage units | StorageUnit																				25,000	14,600
Net rentable area, primarily self storage space | ft²																2,800,000				2,800,000	1,800,000
SmartStop Asset Management
Organization And Nature Of Operations [Line Items]
Percentage of non-voting equity owned																					15.00%
SmartStop Asset Management | Investments in Majority-owned Subsidiaries
Organization And Nature Of Operations [Line Items]
Percentage of non-voting equity owned																					15.00%

[1]	For additional information regarding this loan, see below